Compensatory Equity Incentive Plan and Other Equity Incentives (Details 2) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock Options
Balance, beginning, shares	722,483	654,158
Granted, shares	155,592	103,000
Exercised, shares	(6,077)
Cancelled/Forfeited, shares	(52,738)	(34,675)
Balance ending, shares	819,260	722,483	654,158
Balance ending, shares exercisable and vested	637,010
Balance ending, shares unexercisable and unvested	182,250	224,500	193,000
Weighted average exercise price - Balance Beginning	$ 2.08	$ 2.25
Weighted average exercise price - Granted	1.49	1.35
Weighted average exercise price - Exercised	1.07
Weighted average exercise price - Cancelled/Forfeited	3.26	3.06
Weighted average exercise price - Balance Ending	1.90	$ 2.08	$ 2.25
Weighted average exercise price exercisable - Balance Ending	2.06
Weighted average exercise price unexercisable - Balance Ending	$ 1.35
Weighted average remaining contract life	5 years 7 months 6 days	5 years 3 months 18 days	5 years 6 months
Weighted average remaining contract life granted	9 years 4 months 24 days	9 years 4 months 24 days
Weighted Average Remaining contract life exercised	3 years 8 months 12 days
Weighted Average Remaining contract life cancelled/forfeited		2 years 10 months 24 days
Weighted average remaining contract life exercisable/vested	4 years 9 months 18 days
Weighted average remaining contract life unexercisable	8 years 2 months 12 days
Restricted Stock Units
Balance, beginnings, shares	1,075,300	856,300
Granted, shares	236,495	219,000
Balance, endings, shares	1,311,795	1,075,300	856,300
Balance, ending, shares exercisable and vested	870,196
Balance, ending, shares unexercisable/unvested	441,599	403,870	354,303
Weighted average remaining contract life	10 months 24 days	10 months 24 days	10 months 24 days
Weighted average remaining contract life grants in period	2 years 3 months 18 days	2 years 3 months 18 days
Weighted average remaining contract life unexercisable	10 months 24 days